Information by Segment	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Basis of segmentation

33.  INFORMATION BY SEGMENT

33.1  Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the Generation and Transmission Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and Transmission and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12, taking into account the aggregation of the operating segments having similar economic drivers that are common in all countries.

Generation and Transmission Business: The Generation and Transmission Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers.

The following four operating segments have been aggregated into one combined set of information for the Generation and Transmission Reportable Segment:

Generation and Transmission Reportable Segment:

•	Generation and Transmission Business in Argentina
•	Generation and Transmission Business in Brazil
•	Generation and Transmission Business in Colombia
•	Generation and Transmission Business in Peru

The Generation and Transmission Business is conducted: in Argentina through Enel Trading Argentina (formerly Cemsa), Central Dock Sud, Enel Generación Costanera, and Enel Generación El Chocón; in Brazil through EGP Cachoeira Dourada, Enel CIEN, EGP Proyecto I Fortaleza, Enel Tecnología de Redes y Enel Trading Brasil S.A., in Colombia through Emgesa; and in Peru through Enel Generación Perú and Enel Generación Piura and Chinango.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Distribution Reportable Segment:

Distribution Reportable Segment:

•	Distribution Business in Argentina
•	Distribution Business in Brazil
•	Distribution Business in Colombia
•	Distribution Business in Peru

The Distribution Business is conducted: in Argentina through Edesur; in Brazil through Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo (formerly Eletropaulo); in Colombia through Codensa; and in Peru through Enel Distribución Perú.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation and Transmission Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the parent company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA, Gross Margin, Total Capex, Total Opex, Net income, Total Energy Generation and Transmission, among others. The presentation of information under this business/country approach has been made taking into consideration that the KPIs are similar and comparable in all countries, in each of the following aspects:

(a)	the nature of the activities: generation and transmission, on the one hand, and distribution on the other;
(b)

the nature of the production processes: the Generation and Transmission Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;

(c)

the type or class of customer for their products and services: the Generation and Transmission Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;

(d)	the methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
(e)	the nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation and Transmission Business and Distribution Business

The Company’s chief operating decision maker (“CODM”) in conjunction with the country managers reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s finalized consolidated financial statements.

Information by reportable segment

The following tables present details of this information by reportable segment:

33.2    Generation and transmission, distribution and others

	Generation and Transmission		Distribution		Holdings, Eliminations and Others		Total
Line of business	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	1,401,368	1,637,118	4,513,289	4,219,859	666,597	527,009	6,581,254	6,383,986
Cash and cash equivalents	593,058	741,159	649,538	599,445	696,401	563,681	1,938,997	1,904,285
Other current financial assets	62,287	133,524	49,098	42,367	8,998	34,502	120,383	210,393
Other current non-financial assets	68,906	45,867	374,419	221,676	42,837	40,189	486,162	307,732
Trade and other current receivables	446,026	505,920	3,044,634	3,037,418	13,797	7,684	3,504,457	3,551,022
Current accounts receivable from related parties	129,961	141,223	26,237	16,585	(139,829)	(143,471)	16,369	14,337
Inventories	68,525	55,723	327,751	283,369	(37)	306	396,239	339,398
Current tax assets	32,605	13,702	30,286	13,174	44,430	24,118	107,321	50,994

Non-current assets or disposal groups held for sale or held for distribution to owners	—	—	11,326	5,825		—	11,326	5,825

NON-CURRENT ASSETS	5,481,408	5,782,238	16,610,174	15,020,507	1,103,548	209,625	23,195,130	21,012,370
Other non-current financial assets	345,968	366,602	2,703,694	2,429,718	149	155	3,049,811	2,796,475
Other non-current non-financial assets	67,688	21,552	2,663,918	1,114,885	4,284	4,271	2,735,890	1,140,708
Trade and other non-current receivables	311,858	408,367	275,915	498,083	184	58	587,957	906,508
Non-current accounts receivable from related parties	54,002	3,664	68	108	(53,223)	(2,120)	847	1,652
Investments accounted for using the equity method	104,875	379,400	1,710	372	(104,607)	(377,176)	1,978	2,596
Intangible assets other than goodwill	67,708	52,076	5,441,246	5,761,420	18,925	13,793	5,527,879	5,827,289
Goodwill	—	10,729	—	662,218	1,173,043	532,623	1,173,043	1,205,570
Property, plants and equipment	4,498,513	4,513,951	4,507,627	4,167,112	13,097	5,764	9,019,237	8,686,827
Investment properties	—	—	10,254	11,708	—	—	10,254	11,708
Deferred tax assets	30,796	25,897	1,005,742	374,883	51,696	32,257	1,088,234	433,037

TOTAL ASSETS	6,882,776	7,419,356	21,123,463	19,240,366	1,770,145	736,634	29,776,384	27,396,356

Line of business	Generation and Transmission		Distribution		Holdings, Eliminations and Others		Total
LIABILITIES AND EQUITY	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
CURRENT LIABILITIES	1,222,704	1,682,438	5,027,059	5,064,636	486,169	2,903,682	6,735,932	9,650,756
Other current financial liabilities	240,865	557,288	886,221	701,883	362,965	388,928	1,490,051	1,648,099
Trade and other current payables	580,450	748,149	3,102,559	3,175,386	237,036	192,712	3,920,045	4,116,247
Current accounts payable to related parties	122,443	112,196	518,068	586,817	(146,000)	2,297,655	494,511	2,996,668
Other current provisions	80,023	74,524	205,464	347,174	565	1,165	286,052	422,863
Current tax liabilities	144,418	150,391	70,073	42,357	6,236	176	220,727	192,924
Other current non-financial liabilities	54,505	39,890	240,883	207,184	25,367	23,046	320,755	270,120

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	3,791	3,835	—	—	3,791	3,835

NON-CURRENT LIABILITIES	1,690,280	1,671,572	8,548,777	6,625,127	555,209	617,001	10,794,266	8,913,700
Other non-current financial liabilities	1,071,781	1,117,237	3,222,311	2,903,618	596,366	601,013	4,890,458	4,621,868
Trade and other non-current payables	4,178	44,893	2,320,943	877,703	10,876	10,460	2,335,997	933,056
Non-current accounts payable to related parties	15,258	5,253	34,662	—	(49,920)	(5,253)	—	—
Other long-term provisions	101,159	61,377	874,836	1,302,189	332	410	976,327	1,363,976
Deferred tax liabilities	382,097	317,075	267,181	221,237	(5,424)	7,758	643,854	546,070
Non-current provisions for employee benefits	33,720	32,073	1,799,663	1,308,821	2,979	2,613	1,836,362	1,343,507
Other non-current non-financial liabilities	82,087	93,664	29,181	11,559	—	—	111,268	105,223

EQUITY	3,969,792	4,065,346	7,547,627	7,550,603	728,767	(2,784,049)	12,246,186	8,831,900
Equity attributable to shareholders of Enel Américas	3,969,792	4,065,346	7,547,627	7,550,603	728,767	(2,784,049)	9,966,287	6,724,008
Issued capital	1,968,025	1,501,469	3,558,565	3,599,197	4,257,285	1,662,538	9,783,875	6,763,204
Retained earnings	1,190,915	1,384,478	318,239	(507,273)	3,965,257	3,964,482	5,474,411	4,841,687
Share premium	38,888	39,202	58,011	58,677	(96,899)	(97,879)	—	—
Treasury shares	—	—	—	(12,704)	—	12,704	—	—
Other reserves	771,964	1,140,197	3,612,812	4,412,706	(7,396,876)	(8,325,894)	(5,291,999)	(4,880,883)

Non-controlling interests	—	—	—	—	—	—	2,279,899	2,107,892

Total Liabilities and Equity	6,882,776	7,419,356	21,123,463	19,240,366	1,770,145	736,634	29,776,384	27,396,356

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation			Distribution			Holdings, Eliminations and Others			Total
Line of business STATEMENTS OF PROIT (LOSS)	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
REVENUE AND OTHER OPERATING INCOME	3,057,056	3,036,418	3,019,687	12,116,249	10,739,115	8,253,117	(859,193)	(785,844)	(834,801)	14,314,112	12,989,689	10,438,003
Revenues	3,007,419	2,961,895	2,926,508	10,905,824	9,748,895	7,394,378	(859,867)	(786,029)	(831,620)	13,053,376	11,924,761	9,489,266
Energy sales	2,885,369	2,814,879	2,635,813	9,734,017	8,806,468	6,663,893	(821,024)	(692,024)	(740,629)	11,798,362	10,929,323	8,559,077
Other sales	48,946	44,810	40,489	9,805	4,158	3,705	1	—	—	58,752	48,968	44,194
Other services rendered	73,104	102,206	250,206	1,162,002	938,269	726,780	(38,844)	(94,005)	(90,991)	1,196,262	946,470	885,995
Other operating income	49,637	74,523	93,179	1,210,425	990,220	858,739	674	185	(3,181)	1,260,736	1,064,928	948,737

RAW MATERIALS AND CONSUMABLES USED	(1,218,451)	(1,280,555)	(1,259,326)	(8,175,432)	(7,456,629)	(5,456,305)	852,860	788,784	832,843	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	(578,373)	(757,914)	(651,208)	(6,323,836)	(5,637,926)	(4,081,867)	805,346	741,482	792,609	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,116)	(226,843)	(229,308)	—	—	—	(1)	—	—	(277,117)	(226,843)	(229,308)
Transportation expenses	(260,281)	(187,111)	(256,279)	(903,489)	(811,849)	(427,099)	52,849	54,656	49,260	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	(102,681)	(108,687)	(122,531)	(948,107)	(1,006,854)	(947,339)	(5,334)	(7,354)	(9,026)	(1,056,122)	(1,122,895)	(1,078,896)

CONTRIBUTION MARGIN	1,838,605	1,755,863	1,760,361	3,940,817	3,282,486	2,796,812	(6,333)	2,940	(1,958)	5,773,089	5,041,289	4,555,215

Other work performed by the entity and capitalized	10,023	9,467	8,852	171,479	168,530	164,334	63	—	—	181,565	177,997	173,186
Employee benefits expense	(114,226)	(122,858)	(148,095)	(671,025)	(694,262)	(663,005)	(24,502)	(23,373)	(26,884)	(809,753)	(840,493)	(837,984)
Other expenses	(136,526)	(140,031)	(155,034)	(937,650)	(816,247)	(740,660)	(76,533)	(64,807)	(47,462)	(1,150,709)	(1,021,085)	(943,156)

GROSS OPERATING RESULT	1,597,876	1,502,441	1,466,084	2,503,621	1,940,507	1,557,481	(107,305)	(85,240)	(76,304)	3,994,192	3,357,708	2,947,261

Depreciation and amortization expense	(261,958)	(295,719)	(238,355)	(683,668)	(567,471)	(410,224)	(2,704)	750	465	(948,330)	(862,440)	(648,114)
Impairment (losses) reversals recognized in profit or loss	(1,307)	66,987	(10,242)	3,433	(5,234)	54,819	—	—	—	2,126	61,753	44,577
Gains (losses) for impairment in accordance with IFRS 9	645	(4,998)	(992)	(279,234)	(116,704)	(122,977)	(536)	(799)	(356)	(279,125)	(122,501)	(124,325)

OPERATING INCOME	1,335,256	1,268,711	1,216,495	1,544,152	1,251,098	1,079,099	(110,545)	(85,289)	(76,195)	2,768,863	2,434,520	2,219,399

FINANCIAL RESULT	4,788	70,220	(94,751)	(261,637)	(216,603)	(507,181)	(120,684)	(186,280)	19,526	(377,533)	(332,663)	(582,406)
Financial income	153,668	116,829	79,906	285,720	223,121	187,234	10,273	18,131	26,703	449,661	358,081	293,843
Cash and cash equivalents	99,237	84,253	63,188	26,372	27,301	31,585	19,923	21,626	28,366	145,532	133,180	123,139
Other financial income	54,431	32,576	16,718	259,348	195,820	155,649	(9,650)	(3,495)	(1,663)	304,129	224,901	170,704
Financial costs	(178,978)	(203,183)	(204,080)	(745,402)	(690,462)	(686,078)	(164,251)	(178,114)	20,623	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(12,603)	(18,221)	(13,912)	(92,211)	(101,105)	(83,583)	(29,210)	(42,866)	—	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(80,638)	(98,979)	(108,597)	(175,496)	(135,140)	(81,263)	(25,225)	(78,085)	(25,976)	(281,359)	(312,204)	(215,836)
Other	(85,737)	(85,983)	(81,571)	(477,695)	(454,217)	(521,232)	(109,816)	(57,163)	46,599	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815	—	206,845	260,137	—	1,391	1,428	—	124,477	270,380	—
Foreign currency exchange differences	113,857	147,759	29,423	(8,800)	(9,399)	(8,337)	31,903	(27,725)	(27,800)	136,960	110,635	(6,714)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705	20	(160)	—	(227)	441	1,605	583	2,452	3,310
Other gains (losses)	1,287	135	2,813	12,909	546	2,532	—	—	—	14,196	681	5,345
Gain (loss) from other investments	1,042	51	113	6	—	72	—	—	—	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	245	84	2,700	12,903	546	2,460	—	—	—	13,148	630	5,160

Income before tax	1,342,121	1,341,237	1,126,262	1,295,444	1,034,881	574,450	(231,456)	(271,128)	(55,064)	2,406,109	2,104,990	1,645,648

Income tax	(419,338)	(449,235)	(359,599)	160,650	(24,007)	(130,254)	22,342	35,310	(29,281)	(236,346)	(437,932)	(519,134)

Net income from continuing operations	922,783	892,002	766,663	1,456,094	1,010,874	444,196	(209,114)	(235,818)	(84,345)	2,169,763	1,667,058	1,126,514
Income from discontinued operations	—	—		—	—		—	—		—	—	—
NET INCOME	922,783	892,002	766,663	1,456,094	1,010,874	444,196	(209,114)	(235,818)	(84,345)	2,169,763	1,667,058	1,126,514

Net income attributable to:	922,783	892,002	766,663	1,456,094	1,010,874	444,196	(209,114)	(235,818)	(84,345)	2,169,763	1,667,058	1,126,514
Shareholders of Enel Américas	—	—	—	—	—	—	—	—	—	1,614,085	1,201,381	709,043
Non-controlling interests	—	—	—	—	—	—	—	—	—	555,678	465,677	417,471

Line of Business	Generation			Distribution			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Net cash flows from (used in) operating activities	1,052,312	1,197,918	1,095,110	1,603,242	771,791	784,223	(128,043)	(125,144)	(9,284)	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(84,523)	(103,167)	(886,371)	(1,471,137)	(1,022,549)	(1,122,436)	(44,138)	(1,943,473)	(470,334)	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	(1,039,947)	(865,538)	(329,243)	(64,693)	367,923	361,865	281,736	2,364,681	(621,142)	(822,904)	1,867,066	(588,520)

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Segment information by country

	Holding		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
CURRENT ASSETS	709,462	526,410	626,439	644,916	4,304,036	4,198,462	560,017	710,105	551,843	488,825	(170,543)	(184,732)	6,581,254	6,383,986
Cash and cash equivalents	634,221	441,045	130,856	182,829	699,524	633,692	186,762	394,484	287,634	252,235	—	—	1,938,997	1,904,285
Other current financial assets	1,637	7,467	—	—	115,002	178,492	3,512	24,434	232	—	—	—	120,383	210,393
Other current non-financial assets	3,811	5,544	47,708	26,228	376,857	220,719	12,941	8,850	44,845	46,391	—	—	486,162	307,732
Trade and other current receivables	839	956	386,317	389,563	2,691,586	2,801,407	260,132	217,987	164,630	140,653	953	456	3,504,457	3,551,022
Current accounts receivable from related parties	59,808	71,184	12,368	16,513	109,394	106,693	2,072	1,403	4,223	3,732	(171,496)	(185,188)	16,369	14,337
Inventories	—	—	31,075	29,623	236,485	209,125	83,152	57,118	45,527	43,532	—	—	396,239	339,398
Current tax assets	9,146	214	18,115	160	75,188	48,334	120	4	4,752	2,282	—	—	107,321	50,994

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	—	11,326	5,825	—	—	—	—	11,326	5,825

NON-CURRENT ASSETS	10,105,798	7,491,715	2,622,717	2,585,687	13,482,703	11,585,461	4,371,244	4,200,842	2,561,433	3,828,620	(9,948,765)	(8,679,955)	23,195,130	21,012,370
Other non-current financial assets	—	—	3,209	14	3,046,431	2,795,863	171	598	—	—	—	—	3,049,811	2,796,475
Other non-current non-financial assets	3,125	3,414	3,354	927	2,690,639	1,127,643	21,844	8,753	16,760	—	168	(29)	2,735,890	1,140,708
Trade and other non-current receivables	126	58	308,730	409,285	236,555	457,162	42,546	40,003	—	—	—	—	587,957	906,508
Non-current accounts receivable from related parties	375,000	375,000	68	108	17,039	7,768	—	—	—	—	(391,260)	(381,224)	847	1,652
Investments accounted for using the equity method	9,726,059	7,113,243	357,963	292,079	—	—	141	137	—	1,428,462	(10,082,185)	(8,831,325)	1,978	2,596
Intangible assets other than goodwill	—	—	30,519	22,170	5,306,273	5,653,825	125,795	95,095	65,292	56,199	—	—	5,527,879	5,827,289
Goodwill	—	—	4,665	4,827	638,031	662,218	5,835	5,902	—	—	524,512	532,623	1,173,043	1,205,570
Property, plant and equipment	19	—	1,888,319	1,856,267	476,609	436,248	4,174,912	4,050,353	2,479,378	2,343,959	—	—	9,019,237	8,686,827
Investment properties	—	—	—	—	10,254	11,708	—	—	—	—	—	—	10,254	11,708
Deferred tax assets	1,469	—	25,890	10	1,060,872	433,026	—	1	3	—	—	—	1,088,234	433,037

TOTAL ASSETS	10,815,260	8,018,125	3,249,156	3,230,603	17,786,739	15,783,923	4,931,261	4,910,947	3,113,276	4,317,445	(10,119,308)	(8,864,687)	29,776,384	27,396,356

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Holding		Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country LIABILITIES AND EQUITY	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
CURRENT LIABILITIES	508,799	461,314	746,901	1,094,163	3,918,889	6,524,191	876,231	1,116,652	482,477	490,066	202,635	(35,630)	6,735,932	9,650,756
Other current financial liabilities	362,531	363,057	7,289	14,322	839,483	748,859	175,545	390,762	105,203	131,099	—	—	1,490,051	1,648,099
Trade and other current payables	62,072	43,723	438,227	716,892	2,569,032	2,461,540	460,442	535,183	235,240	222,164	155,032	136,745	3,920,045	4,116,247
Current accounts payable to related parties	83,446	53,178	119,403	114,938	134,906	2,912,524	62,468	53,265	46,685	35,138	47,603	(172,375)	494,511	2,996,668
Other current provisions	561	1,164	44,825	131,593	144,977	194,942	38,297	35,841	57,392	59,323	—	—	286,052	422,863
Current tax liabilities	—	—	92,080	89,622	6,741	15,965	108,167	73,902	13,739	13,435	—	—	220,727	192,924
Other current non-financial liabilities	189	192	45,077	26,796	223,750	190,361	27,521	23,864	24,218	28,907	—	—	320,755	270,120

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	—	—	—	—	3,791	3,835	—	—	—	—	3,791	3,835

NON-CURRENT LIABILITIES	598,977	612,001	616,239	592,984	7,528,770	5,554,977	1,648,410	1,630,556	805,168	770,023	(403,298)	(246,841)	10,794,266	8,913,700
Other non-current financial liabilities	595,998	601,014	40,656	40,229	2,389,194	2,093,405	1,410,597	1,428,551	454,013	458,669	—	—	4,890,458	4,621,868
Trade and other non-current payables	—	—	152,240	195,385	2,171,886	727,211	997	—	10,868	10,460	6	—	2,335,997	933,056
Non-current accounts payable to related parties	—	—	16,228	6,230	387,076	240,611	—	—	—	—	(403,304)	(246,841)	—	—
Other long-term provisions	—	—	23,710	23,144	848,183	1,279,877	49,659	40,340	54,775	20,615	—	—	976,327	1,363,976
Deferred tax liabilities	—	8,374	311,503	244,255	26,428	11,188	51,332	32,622	254,591	249,631	—	—	643,854	546,070
Non-current provisions for employee benefits	2,979	2,613	14,178	14,599	1,683,453	1,198,014	129,507	123,151	6,245	5,130	—	—	1,836,362	1,343,507
Other non-current non-financial liabilities		—	57,724	69,142	22,550	4,671	6,318	5,892	24,676	25,518	—	—	111,268	105,223

EQUITY	9,707,484	6,944,810	1,886,016	1,543,456	6,339,080	3,704,755	2,406,620	2,163,739	1,825,631	3,057,356	(9,918,645)	(8,582,216)	12,246,186	8,831,900
Equity attributable to shareholders of Enel Américas	9,707,484	6,944,810	1,886,016	1,543,456	6,339,080	3,704,755	2,406,620	2,163,739	1,825,631	3,057,356	(9,918,645)	(8,582,216)	9,966,287	6,724,008
Issued capital	9,783,875	6,763,204	936,444	997,714	4,123,929	1,730,839	203,580	205,915	1,618,125	2,658,595	(6,882,078)	(5,593,063)	9,783,875	6,763,204
Retained earnings	3,186,021	3,423,217	238,459	13,202	597,534	532,531	854,096	639,936	434,988	522,144	163,313	(289,343)	5,474,411	4,841,687
Share premium		—		—	742,877	771,039	92,490	93,552	1,758	6,052	(837,125)	(870,643)	—	—
Other reserves	(3,262,412)	(3,241,611)	711,113	532,540	874,740	670,346	1,256,454	1,224,336	(229,240)	(129,435)	(2,362,755)	(1,829,167)	(5,291,999)	(4,880,883)

Non-controlling interests	—	—	—		—		—		—		—		2,279,899	2,107,892

Total Liabilities and Equity	10,815,260	8,018,125	3,249,156	3,230,603	17,786,739	15,783,923	4,931,261	4,910,947	3,113,276	4,317,445	(10,119,308)	(8,864,687)	29,776,384	27,396,356

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Holding			Argentina					Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$		12-31-2018 ThUS$		12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
REVENUE AND OTHER OPERATING INCOME	902	1,335	4	1,782,532		1,516,392		1,520,474	8,608,890	7,489,756	5,132,814	2,538,922	2,671,192	2,384,407	1,382,940	1,311,262	1,400,304	(74)	(248)	—	14,314,112	12,989,689	10,438,003
Revenues	—	—	—	1,481,493		1,488,830		1,482,423	7,685,111	6,520,243	4,285,949	2,513,971	2,642,886	2,366,028	1,372,801	1,272,802	1,354,866	—	—	—	13,053,376	11,924,761	9,489,266
Energy sales	—	—	—	1,435,040		1,443,845		1,426,617	6,805,945	5,865,566	3,841,034	2,250,753	2,388,426	2,128,847	1,306,624	1,231,486	1,162,579	—	—	—	11,798,362	10,929,323	8,559,077
Other sales	—	—	—	2,771		191		194	3,755	2,225	1,855	28,737	23,232	20,466	23,489	23,320	21,679	—	—	—	58,752	48,968	44,194
Other services rendered	—	—	—	43,682		44,794		55,612	875,411	652,452	443,060	234,481	231,228	216,715	42,688	17,996	170,608	—	—	—	1,196,262	946,470	885,995
Other operating income	902	1,335	4	301,039		27,562		38,051	923,779	969,513	846,865	24,951	28,306	18,379	10,139	38,460	45,438	(74)	(248)	—	1,260,736	1,064,928	948,737

RAW MATERIALS AND CONSUMABLES USED	—	—	—	(903,365)		(769,333)		(712,345)	(5,906,736)	(5,366,693)	(3,502,183)	(1,054,749)	(1,208,848)	(950,865)	(676,173)	(603,957)	(717,395)	—	431	—	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	—	—	—	(715,723)	0	(656,647)	0	(619,314)	(4,311,902)	(3,855,878)	(2,359,632)	(596,652)	(721,047)	(529,504)	(473,129)	(422,384)	(434,666)	543	1,598	2,650	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	—	—	—	(100,579)		(21,095)		(4,074)	(58,506)	(18,151)	(70,470)	(49,225)	(53,414)	(30,789)	(68,807)	(134,183)	(123,975)	—	—	—	(277,117)	(226,843)	(229,308)
Transportation expenses	—	—	—	(25,949)		(37,414)		(15,926)	(739,219)	(631,737)	(279,332)	(261,082)	(268,498)	(244,492)	(84,128)	(5,488)	(91,718)	(543)	(1,167)	(2,650)	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	—	—	—	(61,114)		(54,177)		(73,031)	(797,109)	(860,927)	(792,749)	(147,790)	(165,889)	(146,080)	(50,109)	(41,902)	(67,036)	—	—	—	(1,056,122)	(1,122,895)	(1,078,896)

CONTRIBUTION MARGIN	902	1,335	4	879,167		747,059		808,129	2,702,154	2,123,063	1,630,631	1,484,173	1,462,344	1,433,542	706,767	707,305	682,909	(74)	183	—	5,773,089	5,041,289	4,555,215

Other work performed by the entity and capitalized	—	—	—	48,095		54,308		75,737	89,871	83,214	69,089	32,179	29,408	19,386	11,420	11,067	8,974	—	—	—	181,565	177,997	173,186
Employee benefits expense	(7,695)	(6,732)	(8,070)	(200,284)		(265,521)		(370,729)	(434,266)	(402,618)	(306,267)	(102,834)	(99,856)	(89,244)	(64,674)	(65,766)	(63,674)	—	—	—	(809,753)	(840,493)	(837,984)
Other expenses	(23,211)	(27,113)	(21,316)	(175,437)		(139,867)		(185,752)	(713,637)	(603,682)	(486,694)	(146,478)	(161,656)	(160,646)	(92,020)	(88,585)	(88,768)	74	(182)	20	(1,150,709)	(1,021,085)	(943,156)

GROSS OPERATING RESULT	(30,004)	(32,510)	(29,382)	551,541		395,979		327,385	1,644,122	1,199,977	906,759	1,267,040	1,230,240	1,203,038	561,493	564,021	539,441	—	1	20	3,994,192	3,357,708	2,947,261

Depreciation and amortization expense	—	—	—	(143,179)		(173,774)		(78,353)	(488,163)	(375,937)	(270,611)	(195,488)	(193,432)	(177,419)	(121,500)	(119,297)	(121,731)	—	—	—	(948,330)	(862,440)	(648,114)
Impairment (losses) reversals recognized in profit or loss	—	—	—	—		66,987		54,819	—	—	—	3,433	(5,234)	—	(1,307)	—	(10,242)	—	—	—	2,126	61,753	44,577
Gains (losses) for impairment in accordance with IFRS 9	—	—	—	(42,541)		(56,654)		(39,214)	(225,557)	(55,843)	(76,255)	(6,609)	(9,440)	(2,962)	(4,418)	(564)	(5,894)	—	—	—	(279,125)	(122,501)	(124,325)

OPERATING INCOME	(30,004)	(32,510)	(29,382)	365,821		232,538		264,637	930,402	768,197	559,893	1,068,376	1,022,134	1,022,657	434,268	444,160	401,574	—	1	20	2,768,863	2,434,520	2,219,399

FINANCIAL RESULT	(31,514)	(19,825)	(3,438)	160,817		257,912		(145,441)	(374,162)	(430,868)	(225,126)	(140,101)	(159,753)	(174,979)	(30,553)	(18,583)	(33,422)	37,980	38,454	—	(377,533)	(332,663)	(582,406)
Financial income	37,675	47,281	29,595	122,200		107,807		87,760	291,262	215,449	179,316	11,548	19,748	19,371	8,632	8,583	9,138	(21,656)	(40,787)	(31,337)	449,661	358,081	293,843
Cash and cash equivalents	16,018	7,245	8,207	90,691		75,692		61,757	25,405	33,259	32,537	8,573	12,533	13,297	4,845	4,451	7,341	—	—	—	145,532	133,180	123,139
Other financial income	21,657	40,036	21,388	31,509		32,115		26,003	265,857	182,190	146,779	2,975	7,215	6,074	3,787	4,132	1,797	(21,656)	(40,787)	(31,337)	304,129	224,901	170,704
Financial costs	(50,740)	(61,869)	(38,662)	(189,401)		(226,859)		(265,443)	(679,377)	(614,811)	(361,158)	(151,500)	(177,537)	(193,550)	(39,268)	(31,469)	(42,059)	21,655	40,786	31,337	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(11,379)	(8,084)	—	(4,019)		(177)		(136)	(106,312)	(131,557)	(65,154)	(10,896)	(19,659)	(25,090)	(1,418)	(2,715)	(7,115)	—	—	—	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(25,225)	(25,736)	(25,977)	—		—		—	(112,770)	(124,722)	(35,259)	(116,309)	(133,916)	(138,469)	(27,055)	(27,830)	(16,131)	—	—	—	(281,359)	(312,204)	(215,836)
Other	(14,136)	(28,049)	(12,685)	(185,382)		(226,682)		(265,307)	(460,295)	(358,532)	(260,745)	(24,295)	(23,962)	(29,991)	(10,795)	(924)	(18,813)	21,655	40,786	31,337	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	—	—	—	124,477		270,380		—	—	—	—	—	—	—	—	—	—	—	—	—	124,477	270,380	—
Foreign currency exchange differences	(18,449)	(5,237)	5,629	103,541		106,584		32,242	13,953	(31,506)	(43,284)	(149)	(1,964)	(800)	83	4,303	(501)	37,981	38,455	—	136,960	110,635	(6,714)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	(227)	441	1,605	810		2,011		1,705	—	—	—		—	—	—	—	—	—	—	—	583	2,452	3,310
Other gains (losses)	—	—	—	1,080		74		230	2,144	386	954	308	190	474	10,664	31	3,687	—	—	—	14,196	681	5,345
Gain (loss) from other investments	—	—	—	1,041		51		168	1	—	—	6	—	—	—	—	17	—	—	—	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	—	—	—	39		23		62	2,143	386	954	302	190	474	10,664	31	3,670	—	—	—	13,148	630	5,160

Income before tax	(61,745)	(51,894)	(31,215)	528,528		492,535		121,131	558,384	337,715	335,721	928,583	862,571	848,152	414,379	425,608	371,839	37,980	38,455	20	2,406,109	2,104,990	1,645,648

Income tax	9,598	(7,137)	(28,109)	(132,137)		(203,661)		27,183	313,730	217,748	(66,666)	(302,350)	(310,823)	(336,689)	(125,187)	(134,059)	(114,853)	—	—	—	(236,346)	(437,932)	(519,134)

Net income from continuing operations	(52,147)	(59,031)	(59,324)	396,391		288,874		148,314	872,114	555,463	269,055	626,233	551,748	511,463	289,192	291,549	256,986	37,980	38,455	20	2,169,763	1,667,058	1,126,514
Income from discontinued operations	—	—	—	—		—		—	—	—	—		—	—	—	—	—	—	—	—	—	—	—
NET INCOME	(52,147)	(59,031)	(59,324)	396,391		288,874		148,314	872,114	555,463	269,055	626,233	551,748	511,463	289,192	291,549	256,986	37,980	38,455	20	2,169,763	1,667,058	1,126,514

Net income attributable to:	(52,147)	(59,031)	(59,324)	396,391		288,874		148,314	872,114	555,463	269,055	626,233	551,748	511,463	289,192	291,549	256,986	37,980	38,455	20	2,169,763	1,667,058	1,126,514
Shareholders of Enel Américas	—	—	—	—		—		—	—	—	—		—	—	—	—	—	—	—	—	1,614,085	1,201,381	709,043
Non-controlling interests	—	—	—	—		—		—	—	—	—		—	—	—	—	—	—	—	—	555,678	465,677	417,471

Line of Business	Holding			Argentina					Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$		12-31-2018 ThUS$		12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Net cash flows from (used in) operating activities	(49,135)	(34,496)	23,174	241,095		157,539		209,757	999,122	299,827	371,425	865,922	1,030,940	898,396	454,719	390,044	334,592	15,788	711	32,705	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(2,220,047)	348,295	(982,614)	(175,679)		(98,752)		(122,760)	(855,965)	(2,434,755)	(1,809,287)	(386,559)	(378,451)	(390,586)	(208,685)	(89,786)	(1,085,017)	2,247,137	(415,740)	1,911,123	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	2,475,888	(52,458)	(319,794)	(47,566)		(23,844)		(17,354)	(66,875)	2,389,830	1,608,280	(705,497)	(601,744)	(575,395)	(215,929)	(259,879)	659,599	(2,262,925)	415,161	(1,943,856)	(822,904)	1,867,066	(588,520)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Generation and Transmission, and Distribution by Country

33.4   Generation and Transmission, and Distribution by Country

a)       Generation and transmission

Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
CURRENT ASSETS	329,778	334,670	489,030	647,181	251,413	339,038	433,281	412,115	(102,134)	(95,886)	1,401,368	1,637,118
Cash and cash equivalents	91,497	155,473	179,541	165,998	86,361	197,708	235,659	221,980	—	—	593,058	741,159
Other current financial assets	—	—	58,849	109,137	3,206	24,387	232		—	—	62,287	133,524
Other current non-financial assets	28,264	18,603	30,114	18,911	2,858	2,104	7,670	6,249	—	—	68,906	45,867
Trade and other current receivables	161,872	138,194	113,029	225,977	78,136	52,982	92,989	88,382	—	385	446,026	505,920
Current accounts receivable from related parties	16,139	17,731	96,370	114,531	55,821	41,668	63,765	63,564	(102,134)	(96,271)	129,961	141,223
Inventories	13,944	4,509	391	405	25,031	20,185	29,159	30,624	—	—	68,525	55,723
Current tax assets	18,062	160	10,736	12,222	—	4	3,807	1,316	—	—	32,605	13,702

Non-current assets or disposal groups held for sale or held for distribution to owners	—	—	—	—	—	—	—	—	—	—	—	—

NON-CURRENT ASSETS	838,459	1,188,893	791,639	833,154	2,524,074	2,515,463	1,328,046	1,245,705	(810)	(977)	5,481,408	5,782,238
Other non-current financial assets	3,200	—	342,599	366,010	169	592	—	—	—	—	345,968	366,602
Other non-current non-financial assets	3,265	769	37,866	16,759	9,797	4,053	16,760	—	—	(29)	67,688	21,552
Trade and other non-current receivables	308,084	404,821	25	26	3,749	3,520	—	—	—	—	311,858	408,367
Non-current accounts receivable from related parties	34,662	—	1,758	2,521			18,392	2,091	(810)	(948)	54,002	3,664
Investments accounted for using the equity method	572	277,022	45,123	46,834	2,579		56,601	55,544	—	—	104,875	379,400
Intangible assets other than goodwill	154	263	8,655	5,484	32,433	24,570	26,466	21,759	—	—	67,708	52,076
Goodwill	—	4,827	—		—	5,902	—	—	—	—	—	10,729
Property, plant and equipment	462,759	501,181	350,580	369,634	2,475,347	2,476,825	1,209,827	1,166,311	—	—	4,498,513	4,513,951
Investment properties		—	—	—	—	—	—	—	—	—	—	—
Deferred tax assets	25,763	10	5,033	25,886		1	—	—	—	—	30,796	25,897

TOTAL ASSETS	1,168,237	1,523,563	1,280,669	1,480,335	2,775,487	2,854,501	1,761,327	1,657,820	(102,944)	(96,863)	6,882,776	7,419,356

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
LIABILITIES AND EQUITY	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
CURRENT LIABILITIES	338,950	385,283	344,845	642,003	387,805	511,097	241,747	224,273	(90,643)	(80,218)	1,222,704	1,682,438
Other current financial liabilities	7,282	14,322	82,099	268,907	100,218	234,532	51,266	39,527	—	—	240,865	557,288
Trade and other current payables	109,347	168,070	229,009	332,055	142,993	157,577	99,101	90,356	—	91	580,450	748,149
Current accounts payable to related parties	118,028	114,209	17,809	15,935	41,035	33,850	36,214	28,511	(90,643)	(80,309)	122,443	112,196
Other current provisions	—	—	—	—	31,215	25,516	48,808	49,008	—	—	80,023	74,524
Current tax liabilities	73,629	74,814	6,076	14,941	63,076	52,340	1,637	8,296	—	—	144,418	150,391
Other current non-financial liabilities	30,664	13,868	9,852	10,165	9,268	7,282	4,721	8,575	—	—	54,505	39,890

NON-CURRENT LIABILITIES	221,136	245,332	205,761	82,461	943,881	1,032,101	331,803	328,323	(36,903)	(16,645)	1,665,678	1,671,572
Other non-current financial liabilities	40,650	40,229	176,714	60,398	818,533	936,776	35,884	79,834	(12,301)	—	1,059,480	1,117,237
Trade and other non-current payables	3,034	44,393	505	500	639	—		—	(12,301)	—	(8,123)	44,893
Non-current accounts payable to related parties	16,228	6,230	11,331	15,668	—	—		—	(12,301)	(16,645)	15,258	5,253
Other long-term provisions		—	2,053	3,831	44,831	37,412	54,275	20,134	—	—	101,159	61,377
Deferred tax liabilities	101,043	83,005	13,171	—	51,223	30,926	216,660	203,144	—	—	382,097	317,075
Non-current provisions for employee benefits	3,172	3,508	—	—	28,655	26,987	1,893	1,578	—	—	33,720	32,073
Other non-current non-financial liabilities	57,009	67,967	1,987	2,064	—	—	23,091	23,633	—	—	82,087	93,664

EQUITY	608,151	892,948	730,063	755,871	1,443,801	1,311,303	1,187,777	1,105,224	—	—	3,969,792	4,065,346
Equity attributable to shareholders of Enel Américas	608,151	892,948	730,063	755,871	1,443,801	1,311,303	1,187,777	1,105,224	—	—	3,969,792	4,065,346
Issued capital	569,466	111,092	268,415	275,319	199,473	201,762	930,671	913,296	—	—	1,968,025	1,501,469
Retained earnings	4,884	258,124	335,962	289,470	565,626	446,982	284,443	389,902	—	—	1,190,915	1,384,478
Share premium	—	—	—	—	34,479	34,875	4,409	4,327	—	—	38,888	39,202
Other reserves	33,801	523,732	125,686	191,082	644,223	627,684	(31,746)	(202,301)	—	—	771,964	1,140,197

TOTAL LIABILITIES AND EQUITY	1,168,237	1,523,563	1,280,669	1,480,335	2,775,487	2,854,501	1,761,327	1,657,820	(127,546)	(96,863)	6,858,174	7,419,356

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
REVENUE AND OTHER OPERATING INCOME	436,376	327,613	299,771	777,501	853,595	829,715	1,246,988	1,259,471	1,159,788	596,240	595,983	730,413	(49)	(244)	—	3,057,056	3,036,418	3,019,687
Revenues	415,055	314,689	288,760	761,534	841,722	796,792	1,240,405	1,242,506	1,151,492	590,425	562,978	689,464	—	—	—	3,007,419	2,961,895	2,926,508
Energy sales	413,343	313,502	288,568	691,904	759,653	709,105	1,213,754	1,220,266	1,132,015	566,368	521,458	506,125	—	—	—	2,885,369	2,814,879	2,635,813
Other sales	—	21	—	—	—	—	26,479	22,095	19,300	22,467	22,694	21,189	—	—	—	48,946	44,810	40,489
Other services rendered	1,712	1,166	192	69,630	82,069	87,687	172	145	177	1,590	18,826	162,150	—	—	—	73,104	102,206	250,206
Other operating income	21,321	12,924	11,011	15,967	11,873	32,923	6,583	16,965	8,296	5,815	33,005	40,949	(49)	(244)	—	49,637	74,523	93,179

RAW MATERIALS AND CONSUMABLES USED	(129,661)	(40,070)	(25,389)	(418,618)	(574,420)	(490,159)	(465,768)	(478,264)	(396,302)	(204,404)	(188,230)	(347,476)	—	429	—	(1,218,451)	(1,280,555)	(1,259,326)
Energy purchases	(877)	(1,343)	(1,374)	(328,984)	(525,539)	(393,265)	(209,204)	(191,690)	(165,039)	(39,851)	(40,938)	(94,180)	543	1,596	2,650	(578,373)	(757,914)	(651,208)
Fuel consumption	(100,579)	(21,095)	(4,074)	(58,505)	(18,151)	(70,470)	(49,225)	(53,414)	(30,789)	(68,807)	(134,183)	(123,975)	—	—	—	(277,116)	(226,843)	(229,308)
Transportation expenses	(8,959)	(6,937)	(7,389)	(28,107)	(30,474)	(26,226)	(138,544)	(143,045)	(128,296)	(84,128)	(5,488)	(91,718)	(543)	(1,167)	(2,650)	(260,281)	(187,111)	(256,279)
Other miscellaneous supplies and services	(19,246)	(10,695)	(12,552)	(3,022)	(256)	(198)	(68,795)	(90,115)	(72,178)	(11,618)	(7,621)	(37,603)	—	—	—	(102,681)	(108,687)	(122,531)

CONTRIBUTION MARGIN	306,715	287,543	274,382	358,883	279,175	339,556	781,220	781,207	763,486	391,836	407,753	382,937	(49)	185	—	1,838,605	1,755,863	1,760,361

Other work performed by the entity and capitalized	4,785	5,011	6,300	653	553	903	3,008	2,468	910	1,577	1,435	739	—	—	—	10,023	9,467	8,852
Employee benefits expense	(38,147)	(45,672)	(73,209)	(16,422)	(16,364)	(18,426)	(31,806)	(30,726)	(27,270)	(27,851)	(30,096)	(29,190)	—	—	—	(114,226)	(122,858)	(148,095)
Other expenses	(28,259)	(28,977)	(36,680)	(22,191)	(19,683)	(20,404)	(42,102)	(45,800)	(55,117)	(44,023)	(45,395)	(42,833)	49	(176)	—	(136,526)	(140,031)	(155,034)

GROSS OPERATING RESULT	245,094	217,905	170,793	320,923	243,681	301,629	710,320	707,149	682,009	321,539	333,697	311,653	—	9	-	1,597,876	1,502,441	1,466,084

Depreciation and amortization expense	(89,645)	(121,545)	(55,942)	(32,785)	(32,681)	(38,863)	(73,761)	(73,252)	(71,196)	(65,767)	(68,241)	(72,354)	—	—	—	(261,958)	(295,719)	(238,355)
Impairment (losses) reversals recognized in profit or loss	—	66,987	—	—	—	—	—	—	—	(1,307)	—	(10,242)	—	—	—	(1,307)	66,987	(10,242)
Gains (losses) for impairment in accordance with IFRS 9	(40)	(7,671)	(28)	32	(260)	(725)	663	(822)	145	(10)	3,755	(384)				645	(4,998)	(992)

OPERATING INCOME	155,409	155,676	114,823	288,170	210,740	262,041	637,222	633,075	610,958	254,455	269,211	228,673	—	9	—	1,335,256	1,268,711	1,216,495

FINANCIAL RESULT	157,051	107,637	26,873	19,427	18,757	7,262	(81,785)	(101,982)	(119,198)	(6,146)	8,420	(9,688)	—	28,573	—	4,788	70,220	(94,751)
Financial income	98,572	69,536	49,282	41,484	32,044	24,201	6,239	8,361	9,160	7,373	6,888	6,143	—	—	(8,880)	153,668	116,829	79,906
Cash and cash equivalents	82,760	65,748	39,533	7,644	7,712	12,022	4,696	7,025	7,361	4,137	3,768	4,272	—	—	—	99,237	84,253	63,188
Other financial income	15,812	3,788	9,749	33,840	24,332	12,179	1,543	1,336	1,799	3,236	3,120	1,871	—	—	(8,880)	54,431	32,576	16,718
Financial costs	(47,784)	(52,457)	(51,507)	(31,209)	(35,648)	(19,284)	(87,896)	(110,076)	(128,201)	(12,089)	(5,002)	(13,968)	—	—	8,880	(178,978)	(203,183)	(204,080)
Bank borrowings	(62)	(43)	(89)	(9,925)	(11,321)	(3,075)	(2,522)	(6,638)	(9,755)	(94)	(219)	(993)	—	—	—	(12,603)	(18,221)	(13,912)
Secured and unsecured obligations	—	—	—	(2,415)	(201)	—	(76,258)	(95,921)	(106,116)	(1,965)	(2,857)	(2,481)	—	—	—	(80,638)	(98,979)	(108,597)
Other	(47,722)	(52,414)	(51,418)	(18,869)	(24,126)	(16,209)	(9,116)	(7,517)	(12,330)	(10,030)	(1,926)	(10,494)	—	—	8,880	(85,737)	(85,983)	(81,571)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815	—	—	—	—		—	—	—	—	—	—	—	—	(83,759)	8,815	—
Foreign currency exchange differences	106,263	90,558	29,098	9,152	22,361	2,345	(128)	(267)	(157)	(1,430)	6,534	(1,863)	—	28,573	—	113,857	147,759	29,423

Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705	—	—	—	—	—	—	—	—	—	—	—	—	790	2,171	1,705
Other gains (losses)	1,042	74	101	—	—	—	235	24	330	10	37	2,382	—	—	—	1,287	135	2,813
Gain (loss) from other investments	1,042	51	96	—	—	—	—	—	—	—	—	17	—	—	—	1,042	51	113
Gain (loss) from the sale of assets	—	23	5	—	—	—	235	24	330	10	37	2,365	—	—	—	245	84	2,700

Income before tax	314,292	265,558	143,502	307,597	229,497	269,303	555,672	531,117	492,090	248,319	277,668	221,367	—	28,582	—	1,342,121	1,341,237	1,126,262

Income tax	(48,085)	(99,141)	(8,618)	(116,746)	(78,870)	(90,718)	(180,207)	(185,554)	(191,743)	(74,300)	(85,670)	(68,520)	—	—	—	(419,338)	(449,235)	(359,599)

Net income from continuing operations	266,207	166,417	134,884	190,851	150,627	178,585	375,465	345,563	300,347	174,019	191,998	152,847	—	28,582	—	922,783	892,002	766,663
Income from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
NET INCOME	266,207	166,417	134,884	190,851	150,627	178,585	375,465	345,563	300,347	174,019	191,998	152,847	—	28,582	—	922,783	892,002	766,663

Country	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Net cash flows from (used in) operating activities	128,806	110,238	140,035	206,616	206,457	247,841	509,622	626,538	511,544	207,268	254,685	195,690	—	—	—	1,052,312	1,197,918	1,095,110
Net cash flows from (used in) investing activities	6,478	(16,483)	(20,172)	34,463	(67,384)	(454,441)	(85,078)	(109,801)	(127,976)	(40,386)	90,501	(283,782)	—	—	—	(84,523)	(103,167)	(886,371)
Net cash flows from (used in) financing activities	(115,161)	(23,726)	(17,305)	(221,809)	(90,783)	264,451	(545,075)	(494,832)	(413,466)	(157,902)	(256,197)	(162,923)	—	—	—	(1,039,947)	(865,538)	(329,243)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)   Distribution

	Distribution
Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	284,127	312,128	3,711,977	3,379,172	363,837	416,279	153,383	112,287	(35)	(7)	4,513,289	4,219,859
Cash and cash equivalents	24,452	27,356	475,746	345,537	97,623	196,776	51,717	29,776	—	—	649,538	599,445
Other current financial assets	—	—	48,792	42,320	306	47	—	—	—	—	49,098	42,367
Other current non-financial assets	18,982	7,590	341,073	198,877	10,072	6,746	4,292	8,463	—	—	374,419	221,676
Trade and other current receivables	222,959	251,369	2,568,600	2,568,773	181,485	165,005	71,574	52,271	16	—	3,044,634	3,037,418
Current accounts receivable from related parties	602	699	11,350	2,077	4,904	4,947	9,432	8,869	(51)	(7)	26,237	16,585
Inventories	17,132	25,114	236,130	208,414	58,121	36,933	16,368	12,908	—	—	327,751	283,369
Current tax assets	—	—	30,286	13,174	—	—	—	—	—	—	30,286	13,174

Non-current assets or disposal groups held for sale or held for distribution to owners	—	—	—	—	11,326	5,825	—	—	—	—	11,326	5,825

NON-CURRENT ASSETS	1,456,918	1,381,972	12,004,828	10,742,727	1,842,861	1,685,379	1,305,567	1,210,429	—	—	16,610,174	15,020,507
Other non-current financial assets	9	14	2,703,683	2,429,698	2	6	—	—	—	—	2,703,694	2,429,718
Other non-current non-financial assets	84	158	2,651,786	1,110,027	12,048	4,700	—	—	—	—	2,663,918	1,114,885
Trade and other non-current receivables	646	4,464	236,472	457,136	38,797	36,483	—	—	—	—	275,915	498,083
Non-current accounts receivable from related parties	68	108	—	—	—	—	—	—	—	—	68	108
Investments accounted for using the equity method	186	235	—	—	1,524	137	—	—	—	—	1,710	372
Intangible assets other than goodwill	30,365	21,907	5,281,728	5,637,387	93,220	70,525	35,933	31,601	—	—	5,441,246	5,761,420
Goodwill	—	—	—	662,218	—	—	—	—	—	—	—	662,218
Property, plant and equipment	1,425,560	1,355,086	115,163	59,670	1,697,270	1,573,528	1,269,634	1,178,828	—	—	4,507,627	4,167,112
Investment properties	—	—	10,254	11,708		—	—	—	—	—	10,254	11,708
Deferred tax assets		—	1,005,742	374,883		—	—	—	—	—	1,005,742	374,883

TOTAL ASSETS	1,741,045	1,694,100	15,716,805	14,121,899	2,206,698	2,101,658	1,458,950	1,322,716	(35)	(7)	21,123,463	19,240,366

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018
LIABILITIES AND EQUITY	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	509,222	710,708	3,699,914	3,434,286	545,688	650,767	272,270	268,882	(35)	(7)	5,027,059	5,064,636
Other current financial liabilities	7	—	756,949	479,938	75,327	156,230	53,938	65,715	—	—	886,221	701,883
Trade and other current payables	328,700	548,694	2,321,877	2,117,898	316,584	377,606	135,398	131,188	—	—	3,102,559	3,175,386
Current accounts payable to related parties	109,013	2,686	286,621	483,142	79,684	64,627	42,785	36,369	(35)	(7)	518,068	586,817
Other current provisions	44,825	131,593	144,973	194,941	7,082	10,325	8,584	10,315	—	—	205,464	347,174
Current tax liabilities	12,264	14,808	665	1,024	45,041	21,562	12,103	4,963	—	—	70,073	42,357
Other current non-financial liabilities	14,413	12,927	188,829	157,343	18,179	16,582	19,462	20,332	—	—	240,883	207,184

Liabilities associated with assets or disposal groups held for sale or distribution to owners	—	—		—	3,791	3,835	—	—	—	—	3,791	3,835

NON-CURRENT LIABILITIES	429,766	347,653	6,946,561	5,247,163	704,526	598,455	467,924	431,856	—	—	8,548,777	6,625,127
Other non-current financial liabilities	7	—	2,212,111	2,033,008	592,064	491,775	418,129	378,835	—	—	3,222,311	2,903,618
Trade and other non-current payables	149,205	150,992	2,171,380	726,711	358	—		—	—	—	2,320,943	877,703
Non-current accounts payable to related parties	34,662	—	—	—	—	—		—	—	—	34,662	—
Other long-term provisions	23,710	23,144	845,798	1,275,636	4,828	2,928	500	481	—	—	874,836	1,302,189
Deferred tax liabilities	210,460	161,250	13,257	11,188	107	1,696	43,357	47,103	—	—	267,181	221,237
Non-current provisions for employee benefits	11,006	11,091	1,683,454	1,198,014	100,851	96,164	4,352	3,552	—	—	1,799,663	1,308,821
Other non-current non-financial liabilities	716	1,176	20,561	2,606	6,318	5,892	1,586	1,885	—	—	29,181	11,559

EQUITY	802,057	635,739	5,070,330	5,440,450	956,484	852,436	718,756	621,978	—	—	7,547,627	7,550,603
Equity attributable to shareholders of Enel Américas	802,057	635,739	5,070,330	5,440,450	956,484	852,436	718,756	621,978	—	—	7,547,627	7,550,603
Issued capital	544,855	563,803	2,849,227	2,873,858	4,106	4,153	160,377	157,383	—	—	3,558,565	3,599,197
Retained earnings	223,667	69,177	(673,567)	(1,184,278)	282,082	192,954	486,057	414,874	—	—	318,239	(507,273)
Share premium	—	—		—	58,011	58,677	—	—	—	—	58,011	58,677
Treasury shares	—	—	—	(12,704)	—	—	—	—	—	—	—	(12,704)
Other reserves	33,535	2,759	2,894,670	3,763,574	612,285	596,652	72,322	49,721	—	—	3,612,812	4,412,706

TOTAL LIABILITIES AND EQUITY	1,741,045	1,694,100	15,716,805	14,121,899	2,206,698	2,101,658	1,458,950	1,322,716	(35)	(7)	21,123,463	19,240,366

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
REVENUE AND OTHER OPERATING INCOME	1,346,888	1,189,950	1,223,343	8,153,719	6,922,417	4,612,551	1,665,317	1,713,801	1,537,957	950,349	912,950	879,266	(24)	(3)	—	12,116,249	10,739,115	8,253,117
Revenues	1,066,437	1,174,151	1,193,683	7,246,928	5,965,107	3,798,613	1,646,864	1,702,390	1,527,674	945,595	907,247	874,408	—	—	—	10,905,824	9,748,895	7,394,378
Energy sales	1,021,696	1,130,353	1,138,069	6,441,861	5,396,919	3,447,388	1,366,632	1,422,918	1,264,632	903,828	856,278	813,804	—	—	—	9,734,017	8,806,468	6,663,893
Other sales	2,771	170	194	3,755	2,225	1,855	2,257	1,137	1,166	1,022	626	490	—	—	—	9,805	4,158	3,705
Other services rendered	41,970	43,628	55,420	801,312	565,963	349,370	277,975	278,335	261,876	40,745	50,343	60,114	—	—	—	1,162,002	938,269	726,780
Other operating income	280,451	15,799	29,660	906,791	957,310	813,938	18,453	11,411	10,283	4,754	5,703	4,858	(24)	(3)	—	1,210,425	990,220	858,739

RAW MATERIALS AND CONSUMABLES USED	(773,693)	(729,223)	(686,912)	(5,820,384)	(5,084,253)	(3,323,143)	(962,174)	(1,032,452)	(867,491)	(619,181)	(610,701)	(578,759)	—	—	—	(8,175,432)	(7,456,629)	(5,456,305)
Energy purchases	(714,844)	(655,312)	(617,960)	(4,310,694)	(3,621,322)	(2,281,798)	(717,608)	(784,872)	(632,783)	(580,690)	(576,420)	(549,326)	—	—	—	(6,323,836)	(5,637,926)	(4,081,867)
Transportation expenses	(16,990)	(30,477)	(8,537)	(720,945)	(609,880)	(258,156)	(165,554)	(171,492)	(160,406)	—	—	—	—	—	—	(903,489)	(811,849)	(427,099)
Other miscellaneous supplies and services	(41,859)	(43,434)	(60,415)	(788,745)	(853,051)	(783,189)	(79,012)	(76,088)	(74,302)	(38,491)	(34,281)	(29,433)	—	—	—	(948,107)	(1,006,854)	(947,339)

CONTRIBUTION MARGIN	573,195	460,727	536,431	2,333,335	1,838,164	1,289,408	703,143	681,349	670,466	331,168	302,249	300,507	(24)	(3)	—	3,940,817	3,282,486	2,796,812

Other work performed by the entity and capitalized	43,311	49,297	69,437	89,154	82,661	68,186	29,171	26,940	18,476	9,843	9,632	8,235	—	—	—	171,479	168,530	164,334
Employee benefits expense	(162,137)	(219,849)	(297,520)	(401,264)	(369,620)	(269,029)	(71,028)	(69,130)	(61,974)	(36,596)	(35,663)	(34,482)	—	—	—	(671,025)	(694,262)	(663,005)
Other expenses	(147,303)	(110,973)	(150,619)	(638,654)	(545,006)	(439,809)	(104,774)	(116,190)	(106,038)	(46,943)	(44,081)	(44,194)	24	3	—	(937,650)	(816,247)	(740,660)

GROSS OPERATING RESULT	307,066	179,202	157,729	1,382,571	1,006,199	648,756	556,512	522,969	520,930	257,472	232,137	230,066	—	—	—	2,503,621	1,940,507	1,557,481

Depreciation and amortization expense	(53,534)	(52,229)	(22,411)	(451,835)	(343,158)	(231,358)	(121,669)	(120,115)	(106,158)	(56,630)	(51,969)	(50,297)	—	—	—	(683,668)	(567,471)	(410,224)
Impairment (losses) reversals recognized in profit or loss	—	—	54,819	—	—	—	3,433	(5,234)	—	—	—	—	—	—	—	3,433	(5,234)	54,819
Gains (losses) for impairment in accordance with IFRS 9	(42,501)	(48,983)	(39,186)	(225,053)	(54,784)	(75,174)	(7,272)	(8,618)	(3,107)	(4,408)	(4,319)	(5,510)				(279,234)	(116,704)	(122,977)

OPERATING INCOME	211,031	77,990	150,951	705,683	608,257	342,224	431,004	389,002	411,665	196,434	175,849	174,259	—	—	—	1,544,152	1,251,098	1,079,099

FINANCIAL RESULT	54,470	127,247	(176,791)	(234,772)	(263,904)	(250,354)	(58,397)	(57,795)	(55,757)	(22,938)	(22,151)	(24,279)	—	—	—	(261,637)	(216,603)	(507,181)
Financial income	22,964	33,729	34,724	252,649	173,459	137,208	5,668	11,463	10,271	4,439	4,470	5,031	—	—	—	285,720	223,121	187,234
Cash and cash equivalents	1,908	5,917	18,799	19,928	15,225	3,869	3,859	5,498	5,935	677	661	2,982	—	—	—	26,372	27,301	31,585
Other financial income	21,056	27,812	15,925	232,721	158,234	133,339	1,809	5,965	4,336	3,762	3,809	2,049	—	—	—	259,348	195,820	155,649
Financial costs	(168,782)	(174,402)	(213,931)	(484,231)	(421,956)	(377,095)	(64,047)	(67,561)	(65,385)	(28,342)	(26,543)	(29,667)	—	—	—	(745,402)	(690,462)	(686,078)
Bank borrowings	(3,957)	(133)	(47)	(78,675)	(86,228)	(62,079)	(8,375)	(13,022)	(15,335)	(1,204)	(1,722)	(6,122)	—	—	—	(92,211)	(101,105)	(83,583)
Secured and unsecured obligations		—	—	(110,355)	(72,172)	(35,259)	(40,051)	(37,995)	(32,353)	(25,090)	(24,973)	(13,651)	—	—	—	(175,496)	(135,140)	(81,263)
Other	(164,825)	(174,269)	(213,884)	(295,201)	(263,556)	(279,757)	(15,621)	(16,544)	(17,697)	(2,048)	152	(9,894)	—	—	—	(477,695)	(454,217)	(521,232)
Gains (losses) from indexed assets and liabilities	206,845	260,137	—	—	—	—		—	—	—	—	—	—	—	—	206,845	260,137	—
Foreign currency exchange differences	(6,557)	7,783	2,416	(3,190)	(15,407)	(10,467)	(18)	(1,697)	(643)	965	(78)	357	—	—	—	(8,800)	(9,399)	(8,337)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	20	(160)	—	—	—	—	—	—	—	—	—	—	—	—	—	20	(160)	—
Other gains (losses)	39	—	128	2,143	386	954	73	166	145	10,654	(6)	1,305	—	—	—	12,909	546	2,532
Gain (loss) from other investments	—	—	72	—	—	—	6	—	—		—	—	—	—	—	6	—	72
Gain (loss) from the sale of assets	39	—	56	2,143	386	954	67	166	145	10,654	(6)	1,305	—	—	—	12,903	546	2,460

Income before tax	265,560	205,077	(25,712)	473,054	344,739	92,824	372,680	331,373	356,053	184,150	153,692	151,285	—	—	—	1,295,444	1,034,881	574,450

Income tax	(76,548)	(101,101)	36,981	414,913	251,360	23,851	(122,066)	(125,242)	(144,932)	(55,649)	(49,024)	(46,154)	—	—	—	160,650	(24,007)	(130,254)

Net income from continuing operations	189,012	103,976	11,269	887,967	596,099	116,675	250,614	206,131	211,121	128,501	104,668	105,131	—	—	—	1,456,094	1,010,874	444,196
NET INCOME	189,012	103,976	11,269	887,967	596,099	116,675	250,614	206,131	211,121	128,501	104,668	105,131	—	—	—	1,456,094	1,010,874	444,196

Line of Business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Net cash flows from (used in) operating activities	116,487	47,301	69,724	877,694	154,589	186,215	357,362	404,403	386,853	251,699	165,498	141,431	—	—	—	1,603,242	771,791	784,223
Net cash flows from (used in) investing activities	(184,578)	(82,268)	(102,586)	(818,838)	(533,164)	(667,942)	(303,833)	(296,082)	(262,574)	(163,888)	(111,035)	(89,334)	—	—	—	(1,471,137)	(1,022,549)	(1,122,436)
Net cash flows from (used in) financing activities	75,332	(118)	(48)	84,704	551,548	576,686	(158,135)	(79,475)	(161,966)	(66,594)	(104,032)	(52,807)	—	—	—	(64,693)	367,923	361,865

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services